Transactions in soles (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 478,435,000	$ 219,790,000	$ 253,918,000	$ 376,999,000
Trade and other receivables	256,602,000	240,319,000
Income tax assets	4,257,000	15,150,000
Total assets	5,047,903,000	4,533,799,000	4,503,227,000
Liabilities
Trade and other payables	(380,320,000)	(299,006,000)
Provisions	(53,900,000)	(107,491,000)
Income tax payable	(49,465,000)	(6,274,000)
Total liabilities	(1,488,202,000)	(1,364,588,000)	$ (1,340,286,000)
PEN
Assets
Cash and cash equivalents	10,255,000	12,124,000
Trade and other receivables	616,659,000	749,980,000
Income tax assets	28,340,000	16,985,000
Total assets	655,254,000	779,089,000
Liabilities
Trade and other payables	(82,881,000)	(94,487,000)
Provisions	(22,003,000)	(16,085,000)
Income tax payable	(75,494,000)	(6,186,000)
Total liabilities	(180,378,000)	(116,758,000)
Net asset position	$ 474,876,000	$ 662,331,000